Income Tax and Deferred Taxes - Summary of Reconciliation of Tax Expense (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Total tax expense using statutory rate	(27.00%)	(27.00%)	(27.00%)
Tax effect of rates applied in other countries	(0.48%)	0.00%	0.08%
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	0.39%	1.28%	2.53%
Tax effect of non-deductible expenses for determining taxable profit (loss)	(1.22%)	(3.20%)	(10.49%)
Tax effect of adjustments to taxes in previous periods	(0.64%)	(0.11%)	(0.67%)
Price level restatement for tax purposes (investments and equity)	3.94%	2.63%	22.48%
Total adjustments to tax expense using statutory rate	1.98%	0.59%	13.93%
Income tax expense	(25.02%)	(26.41%)	(13.07%)
Accounting profit before tax	$ 906,925,876	$ 1,778,680,669	$ 115,848,792
Total tax expense using statutory rate	(244,869,987)	(480,243,781)	(31,279,174)
Tax effect of rates applied in other countries	(4,360,505)	23,800	96,520
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	3,493,906	22,736,630	2,931,159
Tax effect of non-deductible expenses for determining taxable profit (loss)	(11,104,171)	(56,916,018)	(12,156,154)
Tax effect of adjustments to income taxes in previous periods	(5,823,911)	(2,021,133)	(773,163)
Price level restatement for tax purposes (investments and equity)	35,752,183	46,723,622	26,042,154
Total adjustments to tax expense using statutory rate	17,957,502	10,546,901	16,140,516
Income tax (expense) /benefit	$ (226,912,485)	$ (469,696,880)	$ (15,138,658)